Borrowings (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Maximum balance of short-term borrowings	$ 35,234
Percentage of repurchase agreements collateralized by Government securities	100.00%
Carrying value of pledged assets	$ 45,101	$ 30,770
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")		133,309
Amount outstanding with Federal Home Loan Bank ("FHLB")		$ 52,561
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 7,964